Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Debentures [Abstract]
Schedule of debentures
	Effective Interest rate	Currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%		December 31, 2018
Formula's Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	$54,769	684	9,128	46,325	758	56,211

Formula's Series B Convertible Debentures (2.74%)	3.65	NIS (Linked to fix rate of USD)	31,812	(79)	31,812	-	2,971	34,704

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	79,185	(710)	9,898	68,577	1,334	79,809

			$165,766	(105)	50,838	114,902	5,063	170,724

	Effective Interest rate	Currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Long-term accrued interest	Total short-term and long-term debentures
	%		December 31, 2017
Formula's Series A Secured Debentures (2.8%)	3.07	NIS (Unlinked)	$25,810	(209)	3,687	21,914	357	-	25,958

Formula's Series B Convertible Debentures (2.74%)	3.65	NIS (Linked to fix rate of USD)	31,871	(400)	-	31,471	-	2,073	33,544

Sapiens' Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	79,185	(904)	-	78,281	782	-	79,063

			$136,866	(1,513)	3,687	131,666	1,139	2,073	138,565

Schedule of aggregate principal annual payments of debentures
Repayment amount
2019 (1)	30,376
2020	19,026
2021	19,026
2022	19,026
2023 and thereafter	57,850
Total	145,304

(1)	Based on the remaining outstanding Series B Convertible Debentures in the amount of $11,350, which were not converted prior to their maturity on March 26, 2019 (see Note 23(f)).